Income taxes: (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Income tax recovery (expense)
Net income (loss) before income taxes	$ (17,169)	$ (24,710)	$ (19,048)
Income tax recovery (expense)
Current	(19,630)	(8,886)	(9,663)
Deferred	3,963	(761)	1,271
Total income tax recovery (expense)	(15,667)	(9,647)	(8,392)
Canada
Income tax recovery (expense)
Net income (loss) before income taxes	(60,897)	(45,962)	(39,297)
Income tax recovery (expense)
Current	(500)	(304)	(201)
Deferred		(32)	(41)
Total income tax recovery (expense)	(500)	(336)	(242)
United States
Income tax recovery (expense)
Net income (loss) before income taxes	42,923	21,633	20,774
Income tax recovery (expense)
Current	(18,697)	(8,954)	(9,462)
Deferred	1,775	(272)	1,312
Total income tax recovery (expense)	(16,922)	(9,226)	(8,150)
Italy
Income tax recovery (expense)
Net income (loss) before income taxes	(1,342)	1,015
Income tax recovery (expense)
Current	(388)	372
Deferred	2,205	(457)
Total income tax recovery (expense)	1,817	(85)
Other
Income tax recovery (expense)
Net income (loss) before income taxes	2,147	(1,396)	(525)
Income tax recovery (expense)
Current	(45)
Deferred	(17)
Total income tax recovery (expense)	$ (62)